Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 246,295	$ 237,322	$ 284,846
Statutory tax rate	23.00%	23.00%	24.00%
Theoretical tax expense	$ 56,648	$ 54,584	$ 68,363
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(22,073)	(17,132)	(15,749)
Tax adjustment in respect of different tax rates for foreign subsidiaries	(1,580)	687	2,946
Changes in carry-forward losses and valuation allowances	22	927	4,135
Taxes resulting from non-deductible expenses	1,506	2,159	1,634
Difference in basis of measurement for financial reporting and tax return purposes	6,609	(13,775)	(3,257)
Taxes in respect of prior years (see Note 18D above)	(20,662)	(2,553)	(4,330)
Other differences, net	(1,056)	1,548	1,843
Actual tax expenses	$ 19,414	$ 26,445	$ 55,585
Effective tax rate	7.88%	11.14%	19.51%
Basic	$ 0.50	$ 0.40	$ 0.37